Financial instruments and financial risk factors - Summary of credit risk profile of financial assets (Details) - Financial assets which are subject to review for impairment under IFRS 9	Dec. 31, 2021	Dec. 31, 2020
AAA to AA-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	14.00%	11.00%
A+ to A-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	46.00%	59.00%
BBB+ to BBB-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	14.00%	8.00%
BB+ to BB-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	8.00%	6.00%
B+ to B-
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	16.00%	13.00%
CCC+ and below
Disclosure of external credit grades [line items]
Expected credit loss rate, percent	2.00%	3.00%